UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER: 001-31314
CUSIP NUMBER: 007865108

(Check One):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: April 30, 2016

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please print or type. Nothing in the form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Explanatory Note

This Amendment No. 1 (“Amendment No. 1”) to the Form 12b-25 filed by Aéropostale, Inc. (the “Company”) on June 10, 2016 (the “Form 12b-25”) is being filed to correct an administrative error whereby the Form 12b-25 was inadvertently filed as an NT 10-K, rather than as an NT 10-Q.  This Amendment No. 1 contains the same information as the Form 12b-25, which was filed not later than one business day after the due date of the Quarterly Report on Form 10-Q for the first quarter of 2016, but is correctly filed as an NT 10-Q.

PART I
REGISTRANT INFORMATION

Aéropostale, Inc.
Full Name of Registrant

N/A
Former Name if Applicable

112 West 34th Street, 22nd Floor
New York, New York 10120
Address of Principal Executive Office (Street and number)
City, State and Zip Code

PART II
RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR or the transition report or portion thereof, could not be filed within the prescribed time period.

Aéropostale, Inc. (the “Company”) is filing this Notification of Late Filing on Form 12b-25 with respect to its Quarterly Report on Form 10-Q for the period ended April 30, 2016 (the “Quarterly Report”). The Company is unable to file its Quarterly Report within the prescribed time period or within the five day extension period permitted by the applicable rules of the Securities and Exchange Commission without unreasonable effort and expense.

As previously disclosed, on May 4, 2016, the Company and each of its subsidiaries filed voluntary petitions in the United States Bankruptcy Court for the Southern District of  New York (the “Bankruptcy Court”) seeking relief under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”). The Chapter 11 cases are being administered jointly under the caption “In re Aéropostale, Inc., et al.”, Case No. 16-11275 (the “Chapter 11 Cases”). The Company and its subsidiaries continue to operate their businesses and manage their properties as “debtors-in-possession” under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Bankruptcy Court.

Due to the considerable time and resources management must devote to the Chapter 11 Cases and the related administrative requirements, the Company has been unable to complete the preparation of its Quarterly Report within its normal review cycle and has determined that it is unable to timely file its Quarterly Report without unreasonable effort or expense.  At this time, the Company is unable to estimate when it will be able to complete and file its Quarterly Report.

PART IV
OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Marc Schuback	(646)	452-1851
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). ☒ Yes ☐ No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒Yes ☐  No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The condensed consolidated statements of operations for the 13 weeks ended April 30, 2016 set forth below are unaudited preliminary estimates as of the date of this filing, and have not been reviewed by the Company’s independent auditor.
AÉROPOSTALE, INC.
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
(In thousands, except per share and store data)
(Estimated and Unaudited)

	13 weeks ended
	April 30, 2016	May 2, 2015

Net sales	$298,640	$318,643
Cost of sales (including certain buying, occupancy and warehousing expenses)	254,492	259,520
Gross profit	44,148	59,123
Selling, general and administrative expenses	96,691	99,521
Restructuring charges	-	58
Loss from operations	(52,543)	(40,456)
Interest expense	4,309	3,387
Loss before income taxes	(56,852)	(43,843)
Income tax expense (benefit )	1,566	1,425
Net loss	$(58,418)	$(45,268)

Net Sales for the first quarter of 2016 are estimated to be $298.6 million, a decrease of $20 million, or 6% as compared to the same period last year.  This was due to the decline in comparable sales of 4% and average square footage of 5% as compared to the same period last year.  Sales were significantly impacted by delayed inventory receipts as a result of a vendor dispute.

Gross Profit for the first quarter of 2016 is estimated to be $44.1 million.  Included in Gross Profit is $14.9 million of impairment charges related to the previously announced, store closings.  Gross Profit for the first quarter of 2015 was unfavorably impacted by store closing costs of $2.3 million.  Excluding these impairment charges and store closing costs, Gross Profit as a percentage of sales improved by 0.5 percentage points over the same period last year.

SG&A for the first quarter of 2016 is estimated to be $96.7 million.  Included in SG&A is $7.5 million in legal and consulting costs related to the bankruptcy proceedings.  SG&A for the first quarter of 2015 was favorably impacted by a $1.1 million retirement settlement adjustment.  Excluding the above costs and favorable settlement, SG&A decreased by $11.4 million or 1.7 percentage points as a percent of sales as compared to the same period last year.

The foregoing statements are based on our current expectations as of the date of this filing and involve a number of risks and uncertainties which may cause actual results to differ, as discussed further below. The risks include, but are not limited to, unexpected changes arising during our quarterly review process.

CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS

This Form 12b-25 includes “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995.  All statements, other than statements of historical facts, included in this filing that address activities, events or developments that the Company expects, believes, estimates, targets or anticipates will or may occur in the future are forward-looking statements, including statements regarding, among other things, the estimated three month period ended April 30, 2016 operating results, expectations about the timing, form and content of the Quarterly Report and other SEC filings, the operation of our business during the pendency of the Chapter 11 Cases and impacts to its business related thereto.  The Company’s actual results may differ materially from those expressed in these forward-looking statements due to a variety of important risks and other factors, both positive and negative, that could cause material impacts on the Company’s historical or anticipated financial results, including risk factors set forth in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission.  Trading in the Company’s securities during the Chapter 11 proceedings is highly speculative and poses substantial risks.  The Company therefore cautions readers against relying on these forward-looking statements. All forward-looking statements attributable to the Company or persons acting on the Company’s behalf are expressly qualified in their entirety by the foregoing cautionary statements. All such statements speak only as of the date made, and, except as required by law, the Company undertakes no obligation to update or revise publicly any forward-looking statements, whether as a result of new information, future events or otherwise.

Aéropostale, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: June 30, 2016	By	/s/Marc G. Schuback
	Name	Marc G. Schuback
	Title	Senior Vice President, General Counsel and Secretary